Collateralized transactions - Assets Subject to Lien (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Collateralized Transactions Assets Subject To Lien [Line Items]
Assets subject to lien, amount	¥ 2,105,260	¥ 1,668,730
Loans and receivables [Member]
Collateralized Transactions Assets Subject To Lien [Line Items]
Assets subject to lien, amount	1,220	141
Trading assets [Member]
Collateralized Transactions Assets Subject To Lien [Line Items]
Assets subject to lien, amount	1,833,959	1,293,036
Office buildings, land, equipment and facilities [Member]
Collateralized Transactions Assets Subject To Lien [Line Items]
Assets subject to lien, amount	5,362	5,236
Non-trading debt securities [Member]
Collateralized Transactions Assets Subject To Lien [Line Items]
Assets subject to lien, amount	264,685	370,239
Other [Member]
Collateralized Transactions Assets Subject To Lien [Line Items]
Assets subject to lien, amount	¥ 34	¥ 78